SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long lived assets, Advertising and promotion expenses and Research and development costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of long-lived assets	$ 0	$ 0	$ 0
Advertising and promotion expenses	28,485,825	11,925,499	3,500,611
Research and development costs	$ 1,151,371	$ 2,816,991	$ 1,567,738